Statutory Financial Data and Dividend Restrictions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 165,195	$ 97,828
Statutory restrictions on dividend	In accordance with New York statutes, the maximum amount of ordinary dividends that can be paid by the Company is the greater of 10% of prior year-end capital and surplus, or the prior year net gain from operations, but is limited by the amount in unassigned surplus.
Ordinary dividend which can be paid without approval	$ 36,291